UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22926

Innovator ETFs Trust II (formerly, Elkhorn ETF Trust)
(Exact name of registrant as specified in charter)

120 N Hale Street, Suite 200
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

Benjamin T. Fulton Innovator ETFs Trust II (formerly, Elkhorn ETF Trust) 120 N Hale Street, Suite 200
Wheaton, IL 60187
(Name and address of agent for service)

Copy to: Morrison C. Warren, Esq. Chapman and Cutler LLP 111 West Monroe Street Chicago, IL 60603

Registrant's telephone number, including area code: (630) 355-4676

Date of fiscal year end: September 30

Date of reporting period: March 31, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

INNOVATOR

Semi-Annual Report

INNOVATOR LUNT LOW VOL/HIGH BETA TACTICAL ETF (LVHB)

March 31, 2018
Innovator ETFs Trust II

TABLE OF CONTENTS

Letter to Shareholders	1
Shareholder Expense Example	2
Schedule of Investments	4
Statement of Assets and Liabilities	9
Statement of Operations	10
Statement of Changes in Net Assets	11
Financial Highlights	12
Notes to Financial Statements	13
Supplemental Information	22

Dear Valued Shareholders,

Thank you for your continued support of the Innovator Lunt Low Vol/High Beta Tactical ETF. The following shareholder letter covers the one-year period ended March 31, 2018. As ‘me too’ factor ETF proliferation continues, we remain excited by LVHB’s novel strategy. Recently, the difference in performance between high beta and low volatility stocks was low, which contributed to short-term underperformance. However, these spreads tend to widen following periods of low dispersion, which should bode well for the strategy moving forward. Furthermore, the strategy has been run live outside of the ETF for nearly six years and its long-term performance remains overwhelmingly positive.

Sincerely,

Bruce Bond

Chief Executive Officer

Shareholder Expense Example

As a shareholder of the Fund you incur two types of costs: (1) transaction costs for purchasing and selling shares; and (2) ongoing costs, including management fees and other fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The expense examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2017 through March 31, 2018).

ACTUAL EXPENSES

The first line under the Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under the Fund in the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Shareholder Expense Example (Continued)

				Expenses
	Beginning	Ending	Annualized	Paid During
	Account	Account	Expense	Period
	Value 10/1/2017	Value 3/31/2018	Ratio for the Period	10/1/2017– 3/31/2018[1]
Innovator Lunt Low Vol/High Beta Tactical ETF
Actual	$1,000.00	$1,023.10	0.49%	$2.47
Hypothetical (5% return before expenses)	$1,000.00	$1,022.49	0.49%	$2.47

1	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

INNOVATOR LUNT LOW VOL/HIGH BETA TACTICAL ETF

Schedule of Investments

March 31, 2018 (unaudited)

Investments	Shares	Value
COMMON STOCKS—100.1%
Aerospace & Defense—2.1%
Arconic, Inc.	106,379	$2,450,972
Textron, Inc.	30,843	1,818,812
Total Aerospace & Defense		4,269,784
Airlines—5.3%
Alaska Air Group, Inc.	31,681	1,962,955
American Airlines Group, Inc.	45,212	2,349,215
Delta Air Lines, Inc.	40,475	2,218,435
Southwest Airlines Co.	31,158	1,784,730
United Continental Holdings, Inc.*	34,576	2,401,995
Total Airlines		10,717,330
Auto Components—1.0%
BorgWarner, Inc.	39,449	1,981,523
Banks—9.7%
Bank of America Corp.	69,038	2,070,450
Citigroup, Inc.	23,014	1,553,445
Citizens Financial Group, Inc.	53,290	2,237,114
Comerica, Inc.	22,113	2,121,300
Fifth Third Bancorp	57,531	1,826,609
Huntington Bancshares, Inc.	137,896	2,082,230
KeyCorp	96,309	1,882,841
Regions Financial Corp.	99,146	1,842,133
SunTrust Banks, Inc.	28,608	1,946,488
Zions Bancorporation	36,684	1,934,347
Total Banks		19,496,957
Biotechnology—2.6%
Alexion Pharmaceuticals, Inc.*	16,090	1,793,391
Biogen, Inc.*	5,513	1,509,570
Vertex Pharmaceuticals, Inc.*	11,698	1,906,540
Total Biotechnology		5,209,501
Capital Markets—10.2%
Affiliated Managers Group, Inc.	10,636	2,016,373
Ameriprise Financial, Inc.	13,322	1,970,857
BlackRock, Inc.	3,387	1,834,806
Charles Schwab Corp. (The)	44,009	2,298,150
E*TRADE Financial Corp.*	40,460	2,241,888
Franklin Resources, Inc.	49,170	1,705,216
Goldman Sachs Group (The), Inc.	7,594	1,912,625
Invesco Ltd.	68,034	2,177,768
Morgan Stanley	40,845	2,203,996
Raymond James Financial, Inc.	24,513	2,191,707

The accompanying notes are an integral part of these financial statements.

INNOVATOR LUNT LOW VOL/HIGH BETA TACTICAL ETF

Schedule of Investments, CONTINUED

March 31, 2018 (unaudited)

Investments	Shares	Value
Capital Markets (continued)
Total Capital Markets		$20,553,386
Chemicals—3.6%
Albemarle Corp.	15,794	1,464,735
CF Industries Holdings, Inc.	55,263	2,085,073
Eastman Chemical Co.	18,162	1,917,544
Mosaic Co. (The)	78,953	1,916,979
Total Chemicals		7,384,331
Construction & Engineering—0.9%
Quanta Services, Inc.*	54,028	1,855,862
Construction Materials—0.9%
Martin Marietta Materials, Inc.	8,568	1,776,146
Consumer Finance—2.8%
Capital One Financial Corp.	19,368	1,855,842
Navient Corp.	127,027	1,666,594
Synchrony Financial	61,469	2,061,056
Total Consumer Finance		5,583,492
Containers & Packaging—0.9%
WestRock Co.	30,267	1,942,233
Electrical Equipment—0.9%
Rockwell Automation, Inc.	10,020	1,745,484
Electronic Equipment, Instruments & Components—1.9%
Corning, Inc.	69,146	1,927,791
TE Connectivity Ltd.	18,829	1,881,017
Total Electronic Equipment, Instruments & Components		3,808,808
Health Care Equipment & Supplies—1.1%
Align Technology, Inc.*	8,943	2,245,856
Hotels, Restaurants & Leisure—1.6%
Norwegian Cruise Line Holdings Ltd.*	31,291	1,657,484
Royal Caribbean Cruises Ltd.	13,662	1,608,564
Total Hotels, Restaurants & Leisure		3,266,048
Independent Power and Renewable Electricity Producers—1.1%
NRG Energy, Inc.	71,254	2,175,385
Insurance—3.7%
Lincoln National Corp.	27,126	1,981,826
MetLife, Inc.	40,736	1,869,375
Principal Financial Group, Inc.	30,319	1,846,730

The accompanying notes are an integral part of these financial statements.

INNOVATOR LUNT LOW VOL/HIGH BETA TACTICAL ETF

Schedule of Investments, CONTINUED

March 31, 2018 (unaudited)

Investments	Shares	Value
Insurance (continued)
Prudential Financial, Inc.	17,191	$1,780,128
Total Insurance		7,478,059
Internet & Direct Marketing Retail—2.2%
Netflix, Inc.*	8,649	2,554,482
TripAdvisor, Inc.*	45,425	1,857,428
Total Internet & Direct Marketing Retail		4,411,910
IT Services—1.8%
Alliance Data Systems Corp.	8,455	1,799,731
PayPal Holdings, Inc.*	25,126	1,906,310
Total IT Services		3,706,041
Machinery—3.5%
Cummins, Inc.	10,339	1,675,848
Flowserve Corp.	44,254	1,917,526
PACCAR, Inc.	26,821	1,774,746
Parker-Hannifin Corp.	9,823	1,680,028
Total Machinery		7,048,148
Metals & Mining—2.2%
Freeport-McMoRan, Inc.*	126,326	2,219,548
Nucor Corp.	35,271	2,154,705
Total Metals & Mining		4,374,253
Multiline Retail—2.0%
Kohl's Corp.	28,861	1,890,684
Macy's, Inc.	73,798	2,194,753
Total Multiline Retail		4,085,437
Oil, Gas & Consumable Fuels—6.8%
Apache Corp.	50,480	1,942,470
Devon Energy Corp.	49,299	1,567,215
Hess Corp.	43,918	2,223,129
Marathon Oil Corp.	113,836	1,836,175
Marathon Petroleum Corp.	28,098	2,054,245
Newfield Exploration Co.*	77,100	1,882,782
Noble Energy, Inc.	71,682	2,171,965
Total Oil, Gas & Consumable Fuels		13,677,981
Real Estate Management & Development—1.0%
CBRE Group, Inc., Class A*	41,977	1,982,154
Road & Rail—0.9%
Norfolk Southern Corp.	12,927	1,755,228
Semiconductors & Semiconductor—14.6%
Advanced Micro Devices, Inc.*	263,689	2,650,074
Applied Materials, Inc.	55,033	3,060,385
Broadcom Ltd.	8,516	2,006,795

The accompanying notes are an integral part of these financial statements.

INNOVATOR LUNT LOW VOL/HIGH BETA TACTICAL ETF

Schedule of Investments, CONTINUED

March 31, 2018 (unaudited)

Investments	Shares	Value
Semiconductors & Semiconductor (continued)
Intel Corp.	39,050	$2,033,724
KLA-Tencor Corp.	21,220	2,313,192
Lam Research Corp.	15,038	3,055,120
Microchip Technology, Inc.	26,982	2,465,076
Micron Technology, Inc.*	58,368	3,043,308
NVIDIA Corp.	11,889	2,753,374
Qorvo, Inc.*	25,987	1,830,784
Skyworks Solutions, Inc.	21,747	2,180,354
Texas Instruments, Inc.	19,933	2,070,839
Total Semiconductors & Semiconductor		29,463,025
Software—7.3%
Activision Blizzard, Inc.	34,578	2,332,632
Adobe Systems, Inc.*	9,072	1,960,278
Autodesk, Inc.*	23,182	2,911,196
Citrix Systems, Inc.*	19,990	1,855,072
Electronic Arts, Inc.*	14,209	1,722,699
Red Hat, Inc.*	14,479	2,164,755
Symantec Corp.	67,204	1,737,223
Total Software		14,683,855
Specialty Retail—0.7%
L Brands, Inc.	38,136	1,457,177
Technology Hardware, Storage & Peripherals—4.4%
Apple, Inc.	10,840	1,818,735
NetApp, Inc.	38,677	2,385,984
Seagate Technology PLC	43,498	2,545,503
Western Digital Corp.	22,930	2,115,751
Total Technology Hardware, Storage & Peripherals		8,865,973
Textiles, Apparel & Luxury Goods—1.1%
Under Armour, Inc., Class A*	136,212	2,227,066
Trading Companies & Distributors—1.3%
United Rentals, Inc.*	15,094	2,607,187
Total Investments—100.1% (Cost $209,465,263)		201,835,620
Liabilities in Excess of Other Assets—(0.1)%		(207,691)
Net Assets—100.0%		$201,627,929

*	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

INNOVATOR LUNT LOW VOL/HIGH BETA TACTICAL ETF

Schedule of Investments, CONTINUED

March 31, 2018 (unaudited)

The following table summarizes valuation of the Fund's investments under the fair value hierarchy levels as of March 31, 2018:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments
Common Stocks	$201,835,620	$–	$–	$201,835,620
Total	$201,835,620	$–	$–	$201,835,620

For the period ended March 31, 2018, there were no transfers between any levels. As of March 31, 2018 there were no Level 3 investments held in the Fund.

SCHEDULE OF INVESTMENTS SUMMARY
As of March 31, 2018 (unaudited)

Sector	% of Total Investments
Consumer Discretionary	8.6%
Energy	6.8
Financials	26.3
Health Care	3.7
Industrials	14.8
Information Technology	30.0
Materials	7.7
Real Estate	1.0
Utilities	1.1
Total Investments	100.0%

The accompanying notes are an integral part of these financial statements.

INNOVATOR LUNT LOW VOL/HIGH BETA TACTICAL ETF

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2018 (unaudited)

ASSETS:
Investments, at cost	$209,465,263
Investments, at value	$201,835,620
Receivables:
Dividends	347,627
Total Assets	202,183,247
LIABILITIES:
Payables:
Due to custodian	470,411
Advisory fees	84,907
Total Liabilities	555,318
NET ASSETS	$201,627,929
NET ASSETS CONSIST OF:
Paid-in capital	$200,768,240
Undistributed net investment income	205,755
Accumulated net realized gain on investments	8,283,577
Net unrealized depreciation on investments	(7,629,643)
NET ASSETS	$201,627,929
Shares outstanding ($0.01 par value common stock, unlimited shares authorized)	6,350,002
Net asset value, per share	$31.75

The accompanying notes are an integral part of these financial statements.

INNOVATOR LUNT LOW VOL/HIGH BETA TACTICAL ETF

STATEMENT OF OPERATIONS

For the Six Months ended March 31, 2018 (unaudited)

INVESTMENT INCOME:
Dividend income (net of foreign withholding taxes of $1,110)	$1,897,172
EXPENSES:
Advisory fees	461,944
Interest expense	20,244
Total Expenses	482,188
Net Investment Income	1,414,984
REALIZED AND UNREALIZED GAIN (LOSS) ON:
Net realized gain (loss) on
Investments	1,032,373
In-kind redemptions	8,531,138
Total net realized gain	9,563,511
Net change in unrealized appreciation (depreciation) on
Investments	(9,196,325)
Net realized and change in unrealized appreciation on investments	367,186
Net Increase in Net Assets Resulting From Operations	$1,782,170

The accompanying notes are an integral part of these financial statements.

INNOVATOR LUNT LOW VOL/HIGH BETA TACTICAL ETF

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2018 (Unaudited)	For the Period October 19, 2016[1] to September 30, 2017
OPERATIONS:
Net investment income	$1,414,984	$1,712,693
Net realized gain on investments and in-kind redemptions	9,563,511	17,585,703
Net change in unrealized appreciation (depreciation) on investments	(9,196,325)	1,566,682
Net increase in net assets resulting from operations	1,782,170	20,865,078
Distributions paid to shareholders from:
Net investment income	(1,252,781)	(1,669,141)
Total distributions to shareholders	(1,252,781)	(1,669,141)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	353,854,542	337,635,354
Cost of shares redeemed	(287,056,779)	(222,530,514)
Net increase in net assets resulting from shareholder transactions	66,797,763	115,104,840
Increase in net assets	67,327,152	134,300,777
NET ASSETS:
Beginning of period	134,300,777	–
End of period	$201,627,929	$134,300,777
Undistributed net investment income included in net assets at end of period	$205,755	$43,552
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	4,300,002	–
Shares sold	10,900,000	11,650,002
Shares redeemed	(8,850,000)	(7,350,000)
Shares outstanding, end of period	6,350,002	4,300,002

1 Commencement of operations.

The accompanying notes are an integral part of these financial statements.

INNOVATOR LUNT LOW VOL/HIGH BETA TACTICAL ETF

FINANCIAL HIGHLIGHTS

	Six-Months Ended March 31, 2018 (Unaudited)	For the Period October 19, 2016[1] to September 30, 2017
Per Share Operating Performance:
(for a share of capital stock outstanding throughout each period)
Net asset value, beginning of period	$31.23	$25.36
Income from Investment Operations:
Net investment income[2]	0.24	0.47
Net realized and unrealized gain on investments	0.48	5.82
Total gain from investment operations	0.72	6.29
Less distributions from:
Net investment income	(0.20)	(0.42)
Net asset value, end of period	$31.75	$31.23
Market value, end of period	$31.81	$31.27
Total Return at Net Asset Value	2.31%[3]	24.88%[3]
Total Return at Market Value	2.35%[3]	24.91%[3]
Ratios/Supplemental Data:
Net assets, end of period (000's) omitted	$201,628	$134,301
Ratio to average net assets of:
Expenses	0.51%[4,5]	0.49%[4]
Net investment income	1.50%[4]	1.66%[4]
Portfolio turnover rate[6]	302%	179%

1	Commencement of Operations.
2	Based on average daily shares outstanding.
3	Not Annualized.
4	Annualized for periods less than one year.
5	The ratio of expenses to average net assets include interest expense fees of 0.02%.
6	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

March 31, 2018 (unaudited)

1.	ORGANIZATION

Effective April 1, 2018, Innovator Capital Management, LLC (the “Adviser”) was appointed to serve as the investment adviser to the Innovator Lunt Low Vol/High Beta Tactical ETF, formerly Elkhorn Low Vol/High Beta Tactical ETF (the “Fund”). Elkhorn Investments, LLC served as the Fund’s Adviser until March 31, 2018. Refer to Note 8 – Subsequent Events for a discussion on the Fund’s name change and updated advisory agreement.

The Fund is classified as a non-diversified series of the Trust.

The Innovator ETFs Trust II (the “Trust”), formerly Elkhorn ETF Trust, was organized as a Massachusetts business trust on December 17, 2013, and is authorized to issue an unlimited number of shares. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund commenced operations on October 19, 2016.

The Fund seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Lunt Capital US Large Cap Equity Rotation Index.

The Fund is an investment companies and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies”.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Investment Valuation:

The Fund calculates its net asset value (“NAV”) each day the New York Stock Exchange (the “NYSE”) is open for trading as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”).

Notes to Financial Statements

March 31, 2018 (unaudited) (Continued)

Common stocks and other equity securities listed on any national or foreign exchange are valued at the last sale price on the business day as of which such value is being determined. Portfolio securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.

If a market quotation is not readily available or is deemed not to reflect market value the Adviser determines the price of the security held by the Fund based on a determination of the security’s fair value pursuant to policies and procedures approved by the Board. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s NAV is calculated. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described below.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board or its delegate at fair value. These securities generally include but are not limited to, restricted securities (securities which may not be publicly sold without registration under the 1933 Act) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre- established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s net asset value (as may be the case in foreign markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security’s “fair value.” A variety of factors may be considered in determining the fair value of such securities. Valuing the Fund’s investments using fair value pricing will result in using prices for those investments that may differ from current market valuations.

Notes to Financial Statements

March 31, 2018 (unaudited) (Continued)

Fair valuation measurement:

FASB established a framework for measuring fair value in accordance with U.S. GAAP. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the exchange traded fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 —	Unadjusted quoted prices in active markets for identical assets or liabilities.
Level 2 —

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 —

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The hierarchy classification of inputs used to value the Fund’s investments at March 31, 2018, is disclosed at the end of the Fund’s Schedule of Investments.

Investment Transactions and Investment Income:

Investment transactions are recorded on the trade date. Realized gains and losses on sales of investment securities are calculated using specific identification basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend dates.

Notes to Financial Statements

March 31, 2018 (unaudited) (Continued)

Use of Estimates:

In preparing financial statements in conformity with GAAP, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Tax Information, Dividends and Distributions to Shareholders

The Fund is treated as a separate entity for federal income tax purposes. The Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, the Fund must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders.

Distributions to Shareholders are recorded on the ex-dividend date. The Fund generally pays out dividends from its net investment income, if any, quarterly, and distributes its net capital gains, if any, to shareholders at least annually. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profit for tax purposes are reported as a tax return of capital.

Notes to Financial Statements

March 31, 2018 (unaudited) (Continued)

Management evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as income tax expense. The Fund’s federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. As of March 31, 2018, the Fund did not have a liability for any unrecognized tax benefits. As of March 31, 2018, the Fund has no examination in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on industry experience, the Fund expects this risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT ADVISORY AND OTHER AGREEMENTS

Advisory and Other Fees:

The Fund pays to the Adviser, a related party, a fee calculated daily and payable monthly at an annual rate (stated as a percentage of the average daily net assets of the Fund) in return for providing investment management and supervisory services as follows:

Fund	Management Fees
Innovator Lunt Low Vol/High Beta Tactical ETF	0.49%

Subject to the supervision of the Board, the Adviser pays substantially all expenses associated with the operation of the Fund, except for distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, taxes, interest, and extraordinary expenses.

Notes to Financial Statements

March 31, 2018 (unaudited) (Continued)

Administrator, Custodian, Accounting Agent and Transfer Agent Services:

The Bank of New York Mellon (in each capacity, the “Administrator”, “Custodian,” “Accounting Agent” or “Transfer Agent”) serves as the Fund’s Administrator, Custodian, Accounting Agent and Transfer Agent pursuant to the Fund Administration and Accounting Agreement. The Bank of New York Mellon is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Distribution and Service Fees:

Foreside Fund Services, LLC (the “Distributor”) serves as the Fund’s distributor pursuant to a Distribution Service Agreement. The Trust has adopted a distribution and service plan (“Rule 12b-1 Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Rule 12b-1 Plan, the Fund is authorized to pay an amount up to a maximum annual rate of 0.25% of its average net assets in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders. No fees are currently paid by the Fund under the plan, and the Fund will not pay 12b-1 fees any time before March 31, 2018. Effective April 1, 2018, the Board elected not to renew the Rule 12b-1 Plan.

4.	CREATION AND REDEMPTION TRANSACTIONS

There were an unlimited number of shares of beneficial interest at $0.01 par value authorized by the Trust. Individual shares of the Fund may only be purchased and sold at market prices on a national securities exchange through a broker-dealer. Such transactions may be subject to customary commission rates imposed by the broker-dealer, and market prices for the Fund’s shares may be at, above or below its NAV depending on the premium or discount at which the Fund’s shares trade.

The Fund issues and redeems shares at its NAV only in a large specified number of shares each called a “Creation Unit,” or multiples thereof, and only with “authorized participants” who have entered into contractual arrangements with the Distributor. A Creation Unit for the Fund consists of 50,000 shares. Except when aggregated in Creation Units, shares of the Fund is not redeemable. Transactions in shares for the Fund are disclosed in detail in the Statement of Changes in Net Assets. The consideration for a purchase of Creation Units generally consists of the in-kind deposit of specified securities and an amount of cash or, as permitted or required by the Fund, of cash. A fixed transaction fee is imposed on each creation and redemption transaction. In addition, a variable charge for certain creation and redemption transactions will be imposed.

Notes to Financial Statements

March 31, 2018 (unaudited) (Continued)

5.	INVESTMENT TRANSACTIONS

For the period ended March 31, 2018, the cost of purchases and the proceeds from sales of investment securities (excluding short- term investments) were as follows:

Purchases	Sales
$549,388,640	$549,630,324

For the period ended March 31, 2018, the cost of in-kind subscriptions and the proceeds from in-kind redemptions were as follows:

In-kind Subscriptions	In-kind Redemptions
$353,665,601	$286,450,600

6.	FEDERAL INCOME TAX INFORMATION

At March 31, 2018, the cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes were as follows:

Federal Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$209,465,263	$3,542,195	$(11,171,838)	$(7,629,643)

Certain capital and qualified late year ordinary losses incurred after October 31 and December 31, respectively, and within the current taxable year, are deemed to arise on the first business day of the Fund’s next taxable year. During the fiscal period ended September 30, 2017, the Fund incurred and will elect to defer post-October capital losses and late year ordinary losses as follows:

Post- October Losses on Capital	Late Year Ordinary Losses
$1,235,152	$-

Notes to Financial Statements

March 31, 2018 (unaudited) (Continued)

7.	PRINCIPAL RISKS

In the normal course of business, the Fund makes investments in financial instruments where the risk of potential loss exists due to changes in the market. The following is a description of select risks of investing in the Fund.

Index Risk. The Fund is not actively managed. The Fund invests in securities included in or representative of its Index regardless of its investment merit. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Index, even if that security generally is underperforming.

Non-Diversified Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than diversified funds, changes in the market value of a single investment could cause greater fluctuations in share price than would a diversified fund.

The Fund’s prospectus contains additional information regarding risks associated with investments in the Fund.

8.	SUBSEQUENT EVENT

Effective April 1, 2018, Innovator Capital Management, LLC was appointed to serve as the investment adviser to the Fund, pursuant to an Interim Investment Advisory Agreement with the Trust on behalf of the Fund (“Interim Advisory Agreement”). The Interim Advisory Agreement will remain in effect for 150 days from its effectiveness, or until Fund shareholders approve a new, permanent investment advisory agreement (“New Advisory Agreement”), whichever is earlier.

Effective April 1, 2018, the Trust has changed from Elkhorn ETF Trust to Innovator ETFs Trust II. As a result, the Elkhorn Lunt LowVol/High Beta Tactical ETF Fund’s name was changed to the Innovator Lunt Low Vol/High Beta Tactical ETF, the Fund’s ticker Symbol remained the same (LVHB). The Fund lists and principally trades its shares on Cboe BZX Exchange, Inc. (“Cboe BZX” or the “Exchange”).

On April 10, 2018, the Board of Trustees (the “Board”) approved the New Advisory Agreement between the Trust and Innovator and recommended that the New Advisory Agreement be submitted to Fund shareholders for approval. The New Advisory Agreement will take effect upon its approval by shareholders. For more information on Innovator, visit www.innovatoretfs.com.

Notes to Financial Statements

March 31, 2018 (unaudited) (Continued)

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that, other than the above, there were no subsequent events requiring recognition or disclosure in the financial statements.

Supplemental Information (unaudited)

Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the Fund. Please read the prospectus carefully before investing. A copy of the Prospectus may be obtained without charge by writing to the Trust’s Distributor, or by calling toll free at 1-800-208-5212 or visiting www.innovatoretfs.com.

QUARTERLY PORTFOLIO HOLDING INFORMATION

The Fund’s complete schedule of portfolio holdings for the first and third quarters is filed with the SEC on Form N-Q. The Trust’s Form N-Q is available without charge, upon request, by calling 1-800-208-5212, or on the SEC’s website at www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PROXY VOTING INFORMATION

The Trust’s Proxy Voting Policies and Procedures are available without charge, upon request, by calling 1-800-208-5212 and on the SEC’s website at www.sec.gov. Information relating to how the Fund voted proxies relating to portfolio securities held during each year ended June 30 is also available on the SEC’S website at www.sec.gov.

DELIVERY OF SHAREHOLDER DOCUMENTS – HOUSEHOLDING

In order to reduce expenses, the Trust delivers one copy of an annual/semiannual report, prospectus and/or proxy statement on behalf of two or more shareholders at a shared address (householding). Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of the prospectus and other shareholder documents, please contact your broker-dealer. If you currently are enrolled in householding and wish to change your householding status, please contact your broker-dealer.

INVESTMENT ADVISOR

Innovator Capital Management, LLC

120 North Hale Street, Suite 200

Wheaton, IL 60187

DISTRIBUTOR

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

ADMINISTRATOR, CUSTODIAN, FUND ACCOUNTANT & TRANSFER AGENT

The Bank of New York Mellon

101 Barclay Street

New York, NY 10286

LEGAL COUNSEL

Chapman and Cutler LLP

111 West Monroe Street,

Chicago, Illinois 60603

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Grant Thornton LLP

171 North Clark Street, Suite 200

Chicago, Illinois 60601

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

[Note that until the date that the registrant has filed its first report on Form N-PORT (17 CFR 270.150), in the certification required by Item 13(a)(2), the registrant’s certifying officers must certify that they have disclosed in the report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect the registrant’s internal control over financial reporting.]

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Innovator ETFs Trust II (formerly, Elkhorn ETF Trust)

By (Signature and Title)*	/s/ Benjamin T. Fulton
Benjamin T. Fulton, President and Chief Executive Officer (principal executive officer)

Date	6/11/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Benjamin T. Fulton
Benjamin T. Fulton, President and Chief Executive Officer (principal executive officer)

Date	6/11/2018

By (Signature and Title)*	/s/ Philip L. Ziesemer
Philip L. Ziesemer, Chief Financial Officer (principal financial officer)

Date	6/11/2018

* Print the name and title of each signing officer under his or her signature.